SUBSEQUENT EVENTS (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Statement Line Items [Line Items]
Common shares issued upon the exercise of stock options, Shares	205,000	510,000
Common shares issued upon the exercise of stock options, Amount	$ 50,350	$ 150,600
2018-2019 NCIB [Member]
Statement Line Items [Line Items]
Common shares issued upon the exercise of stock options, Shares	810,000
Common shares issued upon the exercise of stock options, Amount	$ 194,400
Common shares repurchased and cancelled shares, Shares	1,157,000
Common shares repurchased and cancelled shares, Amount	$ 430,076